Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	€ 20,092	€ 21,728
Work in progress	13,538	12,600
Finished goods	2,466	591
Purchased goods (third party products)	224	591
TOTAL WRITE-DOWN PROVISION	€ 36,320	€ 35,510